Related parties - Summary of transactions with other related parties (Detail) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Services provided to related parties	₽ 1,068	₽ 2,674	₽ 2,322	₽ 4,240
Services received from related parties		9,309		9,309
Loans provided to related parties	11,541		11,541
Amounts owed by related parties	11,607		11,607
Amounts owed to related parties	372	11,571	372	11,571
Subsidiaries of shareholders exercising significant influence over the Group
Disclosure of transactions between related parties [line items]
Services provided to related parties	1,068	2,674	2,322	4,240
Amounts owed to related parties	372	2,262	372	2,262
Equity-accounted investee (see Note 15)
Disclosure of transactions between related parties [line items]
Loans provided to related parties	11,541		11,541
Amounts owed by related parties	₽ 11,607		₽ 11,607
Other related parties
Disclosure of transactions between related parties [line items]
Services received from related parties		9,309		9,309
Amounts owed to related parties		₽ 9,309		₽ 9,309